Investments held to maturity (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Maturity
Due within one year	R$ 29,412	R$ 0
From 1 to 5 years	10,284,940	12,932,440
From 5 to 10 years	1,933,866	3,068,980
Over 10 years	26,757,900	27,000,608
Total	39,006,118	43,002,028
Fair value
Maturity
Due within one year	28,998	0
From 1 to 5 years	11,070,179	13,133,746
From 5 to 10 years	1,840,428	2,905,497
Over 10 years	28,206,666	28,215,506
Total	R$ 41,146,271	R$ 44,254,749